PRINCIPAL ACCOUNTING POLICIES - Acquisitions (Details) € in Millions, ¥ in Millions	1 Months Ended					12 Months Ended
	Sep. 30, 2020 CNY (¥)	Apr. 30, 2020 CNY (¥)	Apr. 30, 2020 EUR (€)	Nov. 30, 2019 CNY (¥)	May 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Purchase price allocation
Goodwill				¥ 393		¥ 1,138	¥ 393
Gain from the re-measurement of the previous held equity							196	¥ 249
Others
Business combination disclosures
Purchase consideration							17	553
Purchase price allocation
Identifiable intangible assets						0	0	118
Goodwill						¥ 0	¥ 0	¥ 621
An offline travel agency
Business combination disclosures
Purchase consideration					¥ 1,100
Acquisition consideration in cash					¥ 198
Previously held interest (as a percent)					48.00%
Purchase price allocation
Fair value of non-controlling interest					¥ 15
Identifiable intangible assets					269
Deferred tax liabilities					67
Goodwill					1,200
Cash and cash equivalents					482
Fair value of previously held equity interest					543
Fair value of non-controlling interest					399
Gain from the re-measurement of the previous held equity					249
Non-controlling interest					4
Additional paid-in capital					395
Net assets acquired/(net liability assumed)					¥ (212)
Intangible asset useful life					10 years
An offline travel agency | A subsidiary of Company
Purchase price allocation
Noncontrolling interest (as a percent)					1.90%
Online travel agency
Business combination disclosures
Purchase consideration		¥ 772	€ 100	¥ 259
Previously held interest (as a percent)		100.00%		51.00%
Purchase price allocation
Fair value of non-controlling interest				¥ 249
Fair value of the supplier relationship		¥ 28
Identifiable intangible assets		72
Deferred tax liabilities		16
Goodwill		1,000
Cash and cash equivalents		41		11
Gain from the re-measurement of the previous held equity				196
Net assets acquired/(net liability assumed)		¥ (304)
Net assets assumed				¥ 115
Amortization period		10 years	10 years
Online payment agency
Business combination disclosures
Purchase consideration	¥ 423
Previously held interest (as a percent)	100.00%
Purchase price allocation
Identifiable intangible assets	¥ 324
Deferred tax liabilities	81
Goodwill	119
Cash and cash equivalents	113
Net assets acquired/(net liability assumed)	¥ 61